DEPOSIT ON INVESTMENT (Details) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jul. 06, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Deposit on Investment		$ 26,175		$ 0	$ 26,175	$ 26,175	$ 0
Common Stock
Deposit on Investment	187,500	187,500	187,500			187,500
Deposit on Investment						$ 19